SCHEDULE OF STATUTORY RATE OF EFFECTIVE TAX RATE (Details)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income tax at expected tax rates		25.00%	25.00%	25.00%
Additional deduction of research and development expenses		(0.80%)	(0.20%)
Non-deductible expenses		0.30%	0.40%	0.20%
Effect of PRC preferential tax rates	[1]	(20.50%)	(18.20%)	(1.20%)
Non-PRC entities not subject to PRC tax		(1.70%)	(1.30%)	1.50%
Other		0.00%	0.20%	0.10%
Effective tax rate		2.30%	5.90%	25.60%

[1]	China Oil Blue Ocean and ZJY Technologies are approved as HNTE in December 2022; they are entitled to a 10% reduction in income tax rate from 25% to 15%.